SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,020,062,029	106,702,909
Series A Preferred Stock Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,020,062,029	89,095,509
Third Party Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		17,607,000